Atlin Mineral Exploration Corp.
1005-289 Drake Street
Vancouver, British Columbia
Canada, V6B 5Z5

Tel: (604) 732-1304
Fax: (604) 732-1304

March 1, 2006

VIA COURIER and EDGAR

United States
Securities and Exchange Commission
SEC Office of Small Business
100 F Street, NE
MAIL STOP 3561
Washington, DC 20549
USA

Re: Atlin Mineral Exploration Corp. (the “Company”)
File No. 333-131232
Response to Comment Letter of February 17, 2006

Ladies and Gentlemen:

The Company is submitting the enclosed amended registration statement on Form SB-2 for review This amendment addresses the commission's comments on the Company's initial SB-2 filing as described in your letter of February 17, 2006. The SEC file number is 333-131232. The documents are scheduled to be filed on EDGAR on March 1, 2006.

Please see our response memo attached to this letter. In this memo we identify each of the thirty three comments that you issued in your letter and explain how we addressed each comment. The new text additions to the registration statement have been marked with the  tag on the official EDGAR filing. Please also find the enclosed hard copies of the redline and clean versions of the registration statement.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

The Company hereby acknowledges that:

  The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

  Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the filing; and

  The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We look forward to working with you to locate any remaining deficiencies in our registration statement.

Yours truly,

Atlin Mineral Exploration Corp.

Per:

/s/ Nadwynn Sing

Nadwynn Sing
President

Encls.

Response Memo

General

  Your disclosure indicates that you are an exploration stage company established on September 21, 2005 with no operations and no revenue. You have not generated revenues since inception and have never paid any dividends and are unlikely to pay dividends or generate earnings in the immediate or foreseeable future. It therefore appears that your proposed business may be commensurate in scope with the uncertainty ordinarily associated with a blank check company. Accordingly, please revise your disclosure throughout your registration statement to comply with Rule 419 of Regulation C or provide us with an explanation of why Rule 419 does not apply.

It is our opinion that Rule 419 does not apply to us because we are not a blank check company. We have a specific business plan to to explore for minerals on our sixteen mineral claims that are located approximately 25 miles northeast of Atlin, British Columbia. We have raised over $50,000 to conduct two phases of mineral exploration on these claims. Our business plan is not to engage in a merger or acquisition with an unidentified company or companies.

  Please include a statement reconciling the capitalized exploration expenses. An example, would be as follows: Under Canadian GAAP, mineral properties, including exploration, development and acquisition costs, are carried at cost and written down if the properties are abandoned, sold or if management decides not to pursue the properties. Under US GAAP, all expenditures relating to mineral interests prior to the completion of a definitive feasibility study, which establishes proven and probable reserves, must be be expensed as incurred. Once a final feasibility study has been completed, additional costs incurred to bring a mine into production are capitalized as development costs.

We have included a statement reconciling the capitalized exploration expenses by adding a new section to the Management's Discussion and Analysis entitled “Exploration Expenses – Canadian GAAP vs US GAAP”. Please note that our auditor reviewed the wording of the Canadian GAAP sentence and recommended changes to your example.

Prospectus Summary, page 6

  Please state after the first sentence of the second paragraph that you have no revenues, have achieved losses since inception, have been issued a going concern opinion by your auditors and rely upon the sales of your securities to fund operations. Also indicate you only have funds for your first two phases of your anticipated exploration program, that is until October 15, 2007. Please remove any duplicative disclosure elsewhere in the prospectus.

We have added the disclosure that you have requested after the first sentence of the second paragraph in the Prospectus Summary. Additionally, we have removed two duplicative disclosures in the Management's Discussion and Analysis.

  Throughout your document, please make it clear to investors that even if you complete your current exploration program and it is successful in identifying a mineral deposit, you will have to spend substantial funds on further drilling and engineering studies before you will know if you have a commercially viable mineral deposit or reserve.

We have added the following disclosure to three locations in the prospectus, “Even if we complete our current exploration program and it is successful in identifying a mineral deposit, we will have to spend substantial funds on further drilling and engineering studies before we will know if we have a commercially viable mineral deposit or reserve.” These locations are in the Prospectus Summary, Description of Business and Plan of Operation.

  Please define “placer” gold sampling and any other mining terms unfamiliar to investors where encountered in the prospectus.

We have defined the term “placer” gold sampling by adding the following disclosure to the Prospectus Summary, “Placer gold sampling refers to the sampling of gold that occurs in the gravels on our mineral claims.”

Additionally, we removed an unnecessary reference to “placer” when describing the location and access to our mineral claims and also described what a “placer gold field” is in the Description of Business. And finally, we have change the wording in two locations to better explain what a “plutonic rock” is in the Description of Business.

The Offering, page 7

  In connection with “Termination of the Offering”, briefly describe the reasons why you would decide to terminate the registration of the shares.

We have rereviewed the criteria that would cause us to terminate the offering. We have determined that it would not be fair to our shareholders for us to unilaterally terminate the offering considering they have risked their capital to invest in our start up exploration stage company. As a result we have removed the wording, “or we decide to terminate the registration of the shares” from the “Termination of the Offering”. We will not terminate the offering.

  Please add a separate paragraph that briefly explains how the absence of a public market for the common shares impacts share liquidity.

We have added a two sentences disclosing that the market for our shares is highly illiquid. “The absence of a public market for our common stock makes the our shares highly illiquid. It will be difficult to sell the common stock of our company.”

Risk Factors, page 8

  Some of your risk factors merely state facts, rather than describe the risk to investors in concrete terms. For example, to risk factor 14, “Because we hold a significant portion...,” refers to your weakened purchasing power in Canadian dollar terms and the caption to risk factor 15, “Our auditors have expressed substantial doubt...,” indicates you have received a going concern opinion from your auditors. Neither caption clearly and concisely describes the risk. Please generally review your risk factor captions to ensure that they do not merely state facts, but rather describe the risk to investors in concrete terms.

We have corrected the mentioned risk factors to describe the risk in concrete terms. Additionally, we have reviewed all the other risk factor captions and made changes to the risk factor captions that merely stated facts or didn't describe the risk factor entirely clearly.

  Please add a risk factor that addresses the fact that your property has not been examined in the field by a professional geologist or mining engineer and details the risks to investors.

We have added a risk factor disclosing that a professional geologist has not been on our claims and because of this we may find that the claims cannot host a viable mineral deposit.

Determination of Offering Price, page 12

  You state that the selling shareholders are required to sell your shares at $0.02 per share until your shares are quoted on the OTC Bulletin Board, and thereafter at prevailing market prices or privately negotiated prices. Please explain how you selected an offering price per share. Disclose all factors considered.

We have explained how we selected an offering price per share. The price was determined based upon the price of the last sale of our common stock. We have added two sentences preceding the previous disclosure, “We determined the offering price of $0.02 based upon the price of the last sale of our common stock to investors. The price of the last sale was determined by what we found could attract investors to invest in our high risk mineral exploration company.”

Selling Shareholders, page 13

  It appears that the date of the private placement offering should have been identified as October 31, 2005. Please revise the date accordingly.

We have revised the date to be October 31, 2005.

  Please disclose whether any selling shareholder is a registered broker-dealer or an affiliate of a broker-dealer. If any selling shareholder is a broker-dealer, disclose that it is an “underwriter” within the meaning of the Securities Act of 1933. You should also revise the plan of distribution accordingly.

We have disclosed that no selling shareholder is a registered broker-dealer or an affiliate of a broker-dealer. The following disclosure was added, “...none of the selling shareholders or their beneficial owners: ... is a registered broker-dealer or an affiliate of a broker-dealer.”

  If the selling shareholder is an affiliate of a broker-dealer, disclose, if true, that:

  The seller purchased in the ordinarily course of business, and

  At the time of the purchase of the securities to be resold, the seller had no agreements or understandings, directly or indirectly, with any person to distribute the securities.

If these statements are not true, then the prospectus must state that the selling shareholder is an underwriter.

None of the selling shareholders are affiliates of a broker-dealer. Since the above statements are not true we are following your instructions and have added the following disclosure, “Because our offering has no broker-dealer involvement the selling shareholders are considered to be our underwriters.”

Plan of Distribution, page 15

  Please tell us whether any of the selling shareholders have taken, or plan to take, a short position or other forms of hedges in the company's shares of common stock prior to this resale registration statement's effectiveness. We note, for example, that the selling shareholders may sell some or all of their common stock in one or more transactions including in short sales. Please note that creating short positions before the resale registration statement's effectiveness is inappropriate under Section 5 of the Securities Act because the shares underlying the short sales are deemed to be sold at the time such sales are made.

None of the selling shareholders have taken, or plan to take, a short position or other forms of hedges in the shares of our company's common stock prior to this resale registration statement's effective date.

  We note that you indicate no public market currently exists for your shares of common stock and that there is no assurance you can be traded on the OTC Bulletin Board. Please also indicate that you cannot give any assurance that the shares offered will have a market value, or that they can be resold at the offered price if and when an active secondary market might develop, or that a public market for your securities may be sustained even if developed.

We have added disclosure to the Plan of Distribution indicating that we cannot give any assurance that the shares offered will have a market value, or that they can be resold at the offered price if and when an active secondary market might develop, or that a public market for our securities may be sustained even if developed.

  In this regard, please provide comprehensive disclosure as to how and when you expect to have your shares listed or traded. For example, you indicate that you intend to contact an authorized OTC Bulletin Board market maker for sponsorship of your securities on the OTC Bulletin Board. Please indicate when you will engage a market maker to file an application on your behalf in order to make a market for your common stock and clarify how long this takes. Explain what effect quotation on the OTC Bulletin Board will have an your liquidity.

We have added a paragraph to provide comprehensive disclosure as to how and when we expect to have our shares listed or traded. We have provided a precise date (to be completed once the effective date is known) as to when we intend to contact a market maker by. Additionally, we have disclosed how long we expect the review process to take. And finally, we have disclosed that we expect the liquidity of our common stock to be improved upon quotation on the OTC Bulletin Board.

  Briefly explain why your currently do not meet the existing requirements or the proposed additional restrictions and requirements of the OTC Bulletin Board.

We have revised a good portion of the disclosure regarding restrictions and requirements that the NASD imposes on quotation of securities on the OTC Bulletin Board. We indicate that we do not meet the these requirements because we are not a reporting company and our common stock is unregistered. We go on to indicate that we will file a Form 8-A to complete the formal registration of our common stock and also become a reporting company by doing so.

  We note that your registration statement covers the selling shareholders and that they may distribute shares to one or more of their partners who are unaffiliated with you. Please note that your registration statement must identify all selling shareholders and provide Item 507 of Regulation S-B information with respect to all selling shareholders. If the “partners” or there successors plan to use this registration statement, they must be identified and Item 507 information must be provided. Please confirm your understanding of this obligation. Please be advised you may add or substitute selling shareholders though the use of Rule 424(b) supplements of certain conditions are satisfied. For additional guidance, refer to July 1997 Telephone Interpretations, B.81 and H.3.

We confirm our understanding and obligations under Item 507 of Regulation S-B.

  It does not appear you have discussed in this section your right to terminate the offering at any time in your sole discretion. If there are specific events that may trigger a premature termination, please disclose those events.

As discussed in our response to comment 6, we have rereviewed the criteria that would cause us to terminate the offering. We have determined that it would not be fair to our shareholders for us to unilaterally terminate the offering considering they have risked their capital to invest in our start up exploration stage company. Therefore, there are no specific events that may trigger a premature termination.

Biographical Information, page 18

  Please explain how Mr. Sing intends to do his job as president, chief financial officer and director, given that, as you state, he has no previous experience in mineral exploration or operating a mining company. Indicate whether he has undertaken any measures to familiarize himself with your business, albeit non-professional.

In the “Biographical Information” section we have disclosed that Mr. Sing intends to perform his job for us by engaging consultants who have experience in the areas where he is lacking. Additionally, we have also disclosed that Mr. Sing has worked to familiarize himself with our business by attending two trade shows on mineral exploration.

Significant Employees and Consultants, page 18

  Please disclose the percentage of this time Mr. Sing will devote to your business.

We have disclosed the time the Mr. Sing will devote to our business in both hours and a percentage of his working in the “Significant Employees and Consultants” section. The amount of time Mr. Sing will devote to our business is approximately 10 hours per week or 25% of his working time.

Common Stock, page 20

  Please identify securities counsel in this section.

We have disclosed the identity of our securities counsel as Joseph I. Emas in the “Common Stock” section.

Description of Business, page 23

  Please disclose whether there are any plans to change the company's business activities or to combine with another business. Describe any events or circumstances that might cause the company's plans to change.

We have added disclosure that states we have no plans to change our business activities or to combine with another business. Additionally, we have disclosed a circumstance where we may need to change our business. We have added a new paragraph at the end of the “Business Development” section to cover this disclosure.

Business Development, page 26

  Please describe in further detail the credentials of Mr. Ostensoe. Please furnish us his geological report on your mineral claims.

We have added disclosure to further detail the credentials of Mr. Ostensoe by adding a new paragraph to the “Business Development” section at an appropriate location.

Additionally, we have furnished you with two paper copies of Mr. Ostensoe's geological report on our mineral claims with our hard copy filing. We have not converted the geological report to EDGAR format and made it part of our filing because it is our understanding that we should be supplying the information required by Industry Guide 7 in our registration statement and not the entire geological report itself. We consider the supplied geological report to be part of our private correspondence with the staff.

Employees, page 27

  Please indicate when you intend to retain the services of independent geologists, prospectors and consultants on a contract basis to conduct the exploration programs on your mineral claims. Also explain what funds you will use to pay them.

We have disclosed the precise date when we will start to engage the independent geologist, prospectors and consultants. We have explained what funds we will use to pay for these people.

Plan of Operation, page 28

  You indicate that your plan for the next twelve months is to complete the recommended Phase One and Two exploration programs on your mineral claims. Please enhance your disclosure to provide a more in-depth discussion of these programs, including the details of the work to be performed during each of these phases.

We have enhanced the disclosure by providing a more in-depth discussion of these programs. We have included full details of the work to be performed during each of these phases.

  Please expand this section to discuss the known material risks and uncertainties that will have or are reasonably likely to have a material impact on your revenues, if any, operations, liquidity, or income over the short and long term, and the action your are taking to address them. In doing so, please discuss the industry-wide factors relevant to your business and the risks and uncertainties related to the development of your business to the extend necessary to commence operations and for the foreseeable future. Additionally, please discuss your ability to generate revenues, raise additional financing, and manage other significant risks and uncertainties that are material to you plan of operations and business. See SEC Release No. 33-8350 and Item 303 of Regulation S-B.

We have added a section called “Risks and Uncertainties” to our Plan of Operation. In this new section we discuss the known material risks and uncertainties that we face and are likely to have an affect on revenues, operations, liquidity and income. We discuss short and long term implications as well as referencing these risks and uncertainties to other companies in the same business as ours.

Certain Relationships and Related Transactions, page 33

  Please expand this section to indicate whether the transactions with related parties were on terms at least as favorable to the company as would be available from unrelated parties. We note that Mr. Sing received shares valued at $0.01 per share and that the company sold shares the following month for $0.02 per share. Please revise.

It should be noted that Mr. Sing received shares valued at $0.001 and not $0.01. We have added disclosure to the “Certain Relationships and Related Transactions” section which discloses that all transactions with our President were on terms at least as favorable to us as would be available from unrelated parties.

Market for Common Equity and Related Stockholder Matters, page 34

Market Information, page 34

  Please be aware that an issuer does not apply for trading of its common stock on the OTC Bulletin Board. Rather, to be quoted on the OTC Bulletin Board, a market maker must file an application on your behalf in order to make a market for your common stock. Please revise this section accordingly.

We have modified the “Market Information” section to disclose that we will contact a market maker to file an application with the NASD on our behalf in order to make a market for our common stock on the OTC Bulletin Board.

Holders of Our Common Stock, page 34

  Please provide this information as of the most recent practicable date.

We have provided the number of holders as of the date of the prospectus.

Note 4, Mineral Properties, page F-44

  We note your disclosure that your mineral claims are registered in the name of Mr. Sing, who has executed a trust agreement whereby he agreed to hold the claims in trust on your behalf. Please expand to include disclosure similar to that provided on page 10 of your filing in which you indicate that there are situations the could prevent you from obtaining clear title to the mineral claims.

We have expanded the disclosure to discuss situations that could prevent us from obtaining clear title to the mineral claims by added an additional sentence to Note 4 which says, “There are situations that could prevent the Company from obtaining clear title to the mineral claims such as the bankruptcy or death of the President.”

Outside Back Cover Page

  Please refer to the second full paragraph on page 47. Please confirm that the dealer prospectus delivery obligation will appear on the outside back cover page. This in unclear based upon the present formatting of your preliminary prospectus. In addition, please be aware that only information permitted by Item 502 of Regulation S-B should appear on the outside back cover page. According, please also confirm that the Item 304 information will not appear on the outside back cover page.

We confirm that the dealer prospectus delivery obligation will appear on the outside back cover page on out final prospectus. We have reformatted the preliminary prospectus to insert a page break before and after the prospectus delivery obligation. We confirm that no Item 304 information will appear on the outside back cover page.

Undertakings, page 52

  Please revise to include the undertakings required by Items 512(a)(4) and 512(g) of Regulation S-B.

We have reimplemented the Undertakings section and this reimplementation includes the undertakings required by Item 512(a)(4) and 512(g) of Regulation S-B.